CURRENT AND DEFERRED TAXES - Schedule of income before tax from the chilean legal tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax benefit/(expense) amount
Income tax benefit/(expense) using the legal tax rate	$ (437,027)	$ (268,362)	$ (161,053)
Tax effect of rates in other jurisdictions	(49,968)	(46,580)	(50,042)
Tax effect of non-taxable income	7,819	81,612	25,459
Tax effect of disallowable expenses	(19,016)	(12,780)	(23,272)
Derecognition of deferred tax liabilities for early termination of aircraft financing	20,982	37,793	53,162
Unrecognised deferred tax	293,388	159,430	157,089
Other increases (decreases)	28,765	32,398	(16,285)
Total adjustments to tax expense using the legal rate	281,970	251,873	146,111
Income tax benefit/(expense) using the effective rate	$ (155,057)	$ (16,489)	$ (14,942)
Income tax benefit/(expense) percent
Income tax benefit/(expense) using the legal tax rate	(27.00%)	(27.00%)	(27.00%)
Tax effect of rates in other jurisdictions	(3.09%)	(4.69%)	(8.39%)
Tax effect of non-taxable income	0.48%	8.21%	4.27%
Tax effect of disallowable expenses	(1.17%)	(1.29%)	(3.90%)
Derecognition of deferred tax liabilities for early termination of aircraft financing	1.30%	3.80%	8.91%
Unrecognised deferred tax	18.13%	16.04%	26.34%
Other increases (decreases)	1.77%	3.27%	(2.73%)
Total adjustments to tax expense using the legal rate	17.42%	25.34%	24.50%
Income tax benefit/(expense) using the effective rate	(9.58%)	(1.66%)	(2.50%)